UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2014

1.847666.107

VIGC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (c)	$ 2,724,000	$ 2,749,851
2.875% 3/10/21 (c)	8,000,000	7,921,592
		10,671,443
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	416,000	414,884
4.25% 6/15/23 (c)	2,932,000	2,994,026
5.75% 6/15/43 (c)	2,110,000	2,332,029
		5,740,939
Media - 2.1%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,165,020
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,235,063
6.45% 3/15/37	1,410,000	1,734,596
COX Communications, Inc. 3.25% 12/15/22 (c)	1,609,000	1,511,665
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,403,955
Discovery Communications LLC:
3.25% 4/1/23	604,000	581,007
4.875% 4/1/43	1,416,000	1,379,313
6.35% 6/1/40	2,421,000	2,806,430
NBCUniversal, Inc.:
5.15% 4/30/20	3,234,000	3,654,834
6.4% 4/30/40	3,340,000	4,132,241
News America Holdings, Inc. 7.75% 12/1/45	3,169,000	4,393,974
News America, Inc.:
6.15% 3/1/37	2,331,000	2,695,450
6.15% 2/15/41	1,822,000	2,142,993
Thomson Reuters Corp. 1.3% 2/23/17	1,374,000	1,367,277
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,639,054
4.5% 9/15/42	8,550,000	7,848,695
5.5% 9/1/41	1,944,000	2,026,834
5.85% 5/1/17	1,239,000	1,393,187
5.875% 11/15/40	1,806,000	1,956,909
6.75% 7/1/18	4,425,000	5,188,374
8.25% 4/1/19	7,716,000	9,616,466
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,179,634
6.5% 11/15/36	2,337,000	2,770,850
Viacom, Inc.:
2.5% 9/1/18	546,000	552,271

	Principal Amount	Value
3.5% 4/1/17	$ 1,312,000	$ 1,390,001
4.375% 3/15/43	1,321,000	1,173,950
		84,940,043
TOTAL CONSUMER DISCRETIONARY		101,352,425
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (c)	2,178,000	2,168,881
2.75% 4/1/23 (c)	2,276,000	2,113,075
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,034,000	3,101,258
		7,383,214
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.25% 12/5/18	3,097,000	3,100,348
4% 12/5/23	3,097,000	3,164,728
		6,265,076
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,541,249
3.2% 1/25/23	1,807,000	1,726,061
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,682,523
		6,949,833
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,770,532
4% 1/31/24	2,394,000	2,398,889
4.25% 8/9/42	2,952,000	2,615,755
4.75% 5/5/21	4,000,000	4,365,796
5.375% 1/31/44	4,099,000	4,285,070
9.7% 11/10/18	2,242,000	2,943,636
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,154,910
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,092,622
4.75% 11/1/42	3,437,000	3,214,777
6.15% 9/15/43	1,680,000	1,895,448
7.25% 6/15/37	2,962,000	3,669,788
		33,407,223
TOTAL CONSUMER STAPLES		54,005,346
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,845,158
5.35% 3/15/20 (c)	3,724,000	4,003,091
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 3,902,000	$ 4,077,711
5% 10/1/21	1,517,000	1,606,518
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,706,424
		16,238,902
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,865,067
Canadian Natural Resources Ltd. 3.8% 4/15/24	6,783,000	6,817,932
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,555,067
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	2,023,273
2.7% 4/1/19	397,000	396,165
3.875% 3/15/23	1,228,000	1,200,020
Devon Energy Corp. 1.2% 12/15/16	4,495,000	4,495,445
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,692,568
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,733,686
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,554,760
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,309,606
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,431,867
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,697,993
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,890,626
Petro-Canada 6.05% 5/15/18	1,480,000	1,704,624
Petrobras Global Finance BV:
3% 1/15/19	714,000	674,772
3.25% 3/17/17	8,149,000	8,186,485
4.375% 5/20/23	7,020,000	6,423,447
4.875% 3/17/20	8,149,000	8,182,818
5.625% 5/20/43	6,681,000	5,649,113
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,709,304
5.375% 1/27/21	9,195,000	9,299,097
5.75% 1/20/20	6,461,000	6,744,147
7.875% 3/15/19	4,277,000	4,878,167
Petroleos Mexicanos:
3.125% 1/23/19 (c)	642,000	657,408
3.5% 7/18/18	5,440,000	5,644,000
3.5% 1/30/23	3,410,000	3,208,810
4.875% 1/24/22	3,398,000	3,550,910
4.875% 1/18/24	1,456,000	1,503,320
4.875% 1/18/24 (c)	3,083,000	3,194,913

	Principal Amount	Value
5.5% 1/21/21	$ 3,601,000	$ 3,934,093
5.5% 6/27/44	7,799,000	7,526,035
6.375% 1/23/45 (c)	4,048,000	4,400,783
6.5% 6/2/41	7,675,000	8,404,125
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,986,127
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,790,993
6.125% 1/15/17	1,250,000	1,404,308
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,543,725
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	694,246
2.95% 9/25/18	733,000	747,421
4.6% 6/15/21	873,000	935,186
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,389,530
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	678,048
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,188,706
Williams Partners LP 4.3% 3/4/24	3,059,000	3,073,010
		175,571,746
TOTAL ENERGY		191,810,648
FINANCIALS - 16.5%
Banks - 4.8%
Bank of America Corp.:
4.1% 7/24/23	4,166,000	4,226,232
5.75% 12/1/17	12,290,000	13,916,532
Bank of America NA 5.3% 3/15/17	3,403,000	3,745,372
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,380,338
3.375% 3/1/23	2,800,000	2,708,101
3.953% 6/15/16	3,838,000	4,067,013
4.05% 7/30/22	1,800,000	1,807,178
4.75% 5/19/15	4,790,000	5,001,617
5.5% 9/13/25	1,663,000	1,771,699
6.125% 5/15/18	1,159,000	1,332,391
Credit Suisse AG 6% 2/15/18	6,486,000	7,427,041
Discover Bank:
4.2% 8/8/23	2,849,000	2,921,456
7% 4/15/20	2,309,000	2,725,142
8.7% 11/18/19	1,503,000	1,889,645
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,273,788
8.25% 3/1/38	4,319,000	6,082,348
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,946,354
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,203,032
5.25% 3/14/44	1,595,000	1,612,794
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc. 1.625% 1/16/18	$ 3,721,000	$ 3,691,169
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,187,510
JPMorgan Chase & Co.:
1.625% 5/15/18	8,510,000	8,359,603
2% 8/15/17	5,000,000	5,069,625
3.15% 7/5/16	4,200,000	4,395,464
3.25% 9/23/22	5,719,000	5,634,485
4.35% 8/15/21	4,371,000	4,685,795
4.5% 1/24/22	6,648,000	7,167,947
6.3% 4/23/19	3,920,000	4,610,010
KeyBank NA:
5.45% 3/3/16	1,618,000	1,753,826
5.8% 7/1/14	2,049,000	2,076,139
6.95% 2/1/28	800,000	979,370
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,882,294
5% 1/17/17	4,952,000	5,396,072
Regions Bank:
6.45% 6/26/37	7,720,000	8,450,196
7.5% 5/15/18	11,253,000	13,280,678
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,408,652
5.75% 6/15/15	814,000	858,479
7.75% 11/10/14	2,367,000	2,466,601
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,383,000	5,511,939
6.1% 6/10/23	5,485,000	5,694,264
6.125% 12/15/22	8,239,000	8,629,570
Wells Fargo & Co.:
1.25% 7/20/16	14,500,000	14,622,975
3.676% 6/15/16	1,714,000	1,817,579
		196,668,315
Capital Markets - 2.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,593,000	1,602,813
BlackRock, Inc. 3.5% 3/18/24	9,600,000	9,533,981
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,356,490
2.625% 1/31/19	9,739,000	9,716,931
2.9% 7/19/18	6,251,000	6,376,420
5.25% 7/27/21	1,125,000	1,245,502
5.625% 1/15/17	3,000,000	3,312,354
5.95% 1/18/18	755,000	855,221
6.15% 4/1/18	5,954,000	6,808,167
Lazard Group LLC:
4.25% 11/14/20	2,080,000	2,155,781
6.85% 6/15/17	3,241,000	3,685,383

	Principal Amount	Value
Morgan Stanley:
2.125% 4/25/18	$ 4,257,000	$ 4,248,754
3.75% 2/25/23	6,489,000	6,448,749
4.875% 11/1/22	4,345,000	4,566,239
5% 11/24/25	1,047,000	1,077,452
5.45% 1/9/17	4,980,000	5,506,232
5.75% 1/25/21	1,751,000	2,005,788
6.625% 4/1/18	10,165,000	11,852,736
		94,354,993
Consumer Finance - 1.2%
American Express Credit Corp. 1.3% 7/29/16	4,207,000	4,240,130
Discover Financial Services 3.85% 11/21/22	5,040,000	4,948,045
Ford Motor Credit Co. LLC:
1.5% 1/17/17	2,686,000	2,678,396
1.7% 5/9/16	6,586,000	6,660,079
2.875% 10/1/18	4,500,000	4,585,743
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,456,408
2.95% 5/9/16	774,000	806,335
3.5% 6/29/15	799,000	828,299
5.625% 5/1/18	9,700,000	11,088,633
Hyundai Capital America:
1.45% 2/6/17 (c)	5,241,000	5,214,370
1.625% 10/2/15 (c)	1,373,000	1,385,596
1.875% 8/9/16 (c)	1,083,000	1,095,336
2.125% 10/2/17 (c)	1,518,000	1,529,324
2.875% 8/9/18 (c)	1,921,000	1,958,048
		50,474,742
Diversified Financial Services - 1.3%
Bank of America Corp.:
2.6% 1/15/19	5,065,000	5,086,476
3.3% 1/11/23	12,978,000	12,513,660
3.875% 3/22/17	10,557,000	11,262,324
6.5% 8/1/16	3,000,000	3,360,453
Barclays Bank PLC 2.5% 2/20/19	2,600,000	2,605,322
BP Capital Markets PLC:
3.814% 2/10/24	3,957,000	3,992,981
4.742% 3/11/21	3,000,000	3,328,584
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,110,000	4,212,347
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	4,259,000	4,207,223
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,137,418
5.15% 3/15/20	1,545,000	1,709,234
		53,416,022
Insurance - 2.4%
AIA Group Ltd. 2.25% 3/11/19 (c)	913,000	902,662
Allstate Corp. 6.2% 5/16/14	2,709,000	2,727,475
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
4.875% 9/15/16	$ 2,638,000	$ 2,878,317
4.875% 6/1/22	1,252,000	1,371,137
5.6% 10/18/16	3,756,000	4,158,869
Aon Corp.:
3.125% 5/27/16	3,681,000	3,826,440
3.5% 9/30/15	1,538,000	1,596,741
5% 9/30/20	1,402,000	1,555,376
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	434,480
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,167,555
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,405,492
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,490,515
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,110,000	2,309,627
MetLife, Inc.:
3.048% 12/15/22	3,731,000	3,617,966
4.368% 9/15/23	3,574,000	3,807,046
4.75% 2/8/21	1,477,000	1,643,347
6.75% 6/1/16	3,234,000	3,627,096
Metropolitan Life Global Funding I:
3% 1/10/23 (c)	2,636,000	2,523,140
5.125% 6/10/14 (c)	2,884,000	2,910,296
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	3,365,415
Pacific LifeCorp:
5.125% 1/30/43 (c)	5,252,000	5,188,430
6% 2/10/20 (c)	4,627,000	5,280,157
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	600,357
4.5% 11/16/21	2,157,000	2,341,777
5.8% 11/16/41	2,824,000	3,274,456
6.2% 11/15/40	1,297,000	1,569,051
7.375% 6/15/19	1,250,000	1,532,010
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,758,778
Unum Group:
4% 3/15/24	5,930,000	5,938,308
5.625% 9/15/20	2,889,000	3,252,211
5.75% 8/15/42	5,234,000	5,820,145
		96,874,672
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,240,116
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,129,460
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,925,856

	Principal Amount	Value
4.2% 12/15/23	$ 4,000,000	$ 4,115,552
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,748,225
BRE Properties, Inc. 5.5% 3/15/17	670,000	742,262
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,511,967
4.25% 1/15/24	3,408,000	3,484,902
Developers Diversified Realty Corp.:
4.625% 7/15/22	2,855,000	2,992,009
4.75% 4/15/18	3,691,000	4,002,554
7.5% 4/1/17	1,944,000	2,251,206
9.625% 3/15/16	1,253,000	1,451,443
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,017,771
3.875% 10/15/22	3,512,000	3,430,174
4.375% 6/15/22	2,340,000	2,382,843
5.5% 3/1/16	1,270,000	1,370,190
5.95% 2/15/17	928,000	1,033,633
6.5% 1/15/18	2,445,000	2,795,373
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,298,277
5.375% 10/15/15	455,000	484,593
6% 9/15/17	2,405,000	2,682,934
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,207,264
HCP, Inc. 3.75% 2/1/16	2,272,000	2,391,816
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,736,536
4.7% 9/15/17	568,000	620,792
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,208,338
6.25% 6/15/17	3,000,000	3,223,953
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	1,354,000	1,325,447
Retail Opportunity Investments Partnership LP 5% 12/15/23	737,000	764,369
Simon Property Group LP:
2.75% 2/1/23	2,705,000	2,565,338
2.8% 1/30/17	857,000	893,367
4.125% 12/1/21	2,399,000	2,557,005
5.1% 6/15/15	2,220,000	2,338,532
UDR, Inc. 5.5% 4/1/14	3,685,000	3,685,000
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	935,295
Weingarten Realty Investors 3.375% 10/15/22	812,000	767,023
		77,311,415
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,892,833
4.25% 7/15/22	1,842,000	1,826,347
6.125% 4/15/20	1,392,000	1,564,619
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 4,271,000	$ 4,194,767
4.95% 4/15/18	2,312,000	2,498,944
5.7% 5/1/17	5,000,000	5,520,525
6% 4/1/16	1,005,000	1,093,200
7.5% 5/15/15	523,000	560,061
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,895,298
5.25% 3/15/21	1,953,000	2,053,509
ERP Operating LP:
4.625% 12/15/21	5,595,000	6,049,359
4.75% 7/15/20	2,827,000	3,097,321
5.375% 8/1/16	1,066,000	1,171,830
5.75% 6/15/17	5,343,000	6,031,317
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,078,545
4.125% 6/15/22	2,007,000	2,035,867
4.4% 2/15/24	4,876,000	4,959,209
4.75% 10/1/20	4,185,000	4,434,183
5.5% 12/15/16	2,290,000	2,520,795
6.625% 10/1/17	2,673,000	3,068,401
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,008,034
3.15% 5/15/23	4,988,000	4,429,259
4.5% 4/18/22	1,218,000	1,220,173
Mid-America Apartments LP:
4.3% 10/15/23	831,000	838,464
5.5% 10/1/15 (c)	6,290,000	6,701,416
Post Apartment Homes LP 3.375% 12/1/22	790,000	749,533
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	3,844,000	3,997,541
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,730,059
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,548,740
5.875% 6/15/17	2,430,000	2,721,717
Tanger Properties LP:
3.875% 12/1/23	1,792,000	1,785,119
6.125% 6/1/20	4,876,000	5,651,308
Ventas Realty LP 1.55% 9/26/16	2,853,000	2,878,300

	Principal Amount	Value
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 2,696,000	$ 2,690,495
4% 4/30/19	1,357,000	1,438,535
		104,935,623
TOTAL FINANCIALS		674,035,782
HEALTH CARE - 1.0%
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	2,118,000	1,989,717
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,296,547
Express Scripts, Inc. 3.125% 5/15/16	3,450,000	3,594,555
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,863,036
UnitedHealth Group, Inc.:
2.75% 2/15/23	708,000	666,637
2.875% 3/15/23	5,473,000	5,190,752
WellPoint, Inc. 3.3% 1/15/23	1,974,000	1,893,295
		20,494,539
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,122,337
2.4% 2/1/19	712,000	709,234
4.15% 2/1/24	1,093,000	1,124,677
		2,956,248
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,280,278
2.9% 11/6/22	4,376,000	4,213,270
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,347,580
Perrigo Co. PLC:
1.3% 11/8/16 (c)	1,103,000	1,100,861
2.3% 11/8/18 (c)	1,180,000	1,167,522
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,421,837
Zoetis, Inc.:
1.875% 2/1/18	676,000	671,537
3.25% 2/1/23	1,649,000	1,590,769
		15,793,654
TOTAL HEALTH CARE		39,244,441
INDUSTRIALS - 0.6%
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	655,214	704,355
6.795% 2/2/20	822,057	869,326
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	$ 2,509,981	$ 2,783,067
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	774,291	828,492
8.36% 1/20/19	3,143,249	3,504,722
		8,689,962
Industrial Conglomerates - 0.4%
General Electric Co.:
4.5% 3/11/44	8,100,000	8,225,655
5.25% 12/6/17	7,130,000	8,081,427
		16,307,082
TOTAL INDUSTRIALS		24,997,044
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	823,557
MATERIALS - 0.8%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,756,995
4.25% 11/15/20	1,931,000	2,043,313
		5,800,308
Metals & Mining - 0.6%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	2,678,338
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	3,750,000	3,772,125
4.5% 8/13/23 (c)	5,000,000	5,152,235
5.625% 10/18/43 (c)	2,882,000	2,952,963
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,174,872
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,791,068
6.25% 1/23/17	3,115,000	3,481,265
		26,002,866
TOTAL MATERIALS		31,803,174
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
5.55% 8/15/41	8,621,000	9,050,421
6.3% 1/15/38	364,000	414,134

	Principal Amount	Value
CenturyLink, Inc.:
5.15% 6/15/17	$ 330,000	$ 353,925
6% 4/1/17	825,000	912,656
6.15% 9/15/19	2,305,000	2,492,281
Embarq Corp.:
7.082% 6/1/16	2,793,000	3,112,058
7.995% 6/1/36	1,808,000	1,886,455
Verizon Communications, Inc.:
2.5% 9/15/16	11,000,000	11,391,237
6.25% 4/1/37	1,380,000	1,604,570
6.4% 9/15/33	4,059,000	4,819,036
6.55% 9/15/43	29,145,000	35,467,571
		71,504,344
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,567,919
3.125% 7/16/22	2,875,000	2,743,466
		8,311,385
TOTAL TELECOMMUNICATION SERVICES		79,815,729
UTILITIES - 3.7%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	3,819,000	4,376,448
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,737,182
2.95% 12/15/22	1,655,000	1,578,481
Dayton Power & Light Co. 1.875% 9/15/16 (c)	1,393,000	1,413,056
Duke Energy Corp. 3.95% 10/15/23	620,000	635,732
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,664,000	3,028,393
6.4% 9/15/20 (c)	6,054,000	7,050,234
Edison International 3.75% 9/15/17	2,401,000	2,556,628
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,513,167
4.25% 3/15/23	6,228,000	6,041,590
7.375% 11/15/31	4,145,000	4,761,179
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,957,128
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,713,887
3.75% 11/15/20	525,000	539,715
Monongahela Power Co. 4.1% 4/15/24 (c)	1,477,000	1,510,874
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,716,159
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,092,045
2.8% 5/1/23	5,110,000	4,768,345
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,445,312
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,204,654
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 2,535,000	$ 2,592,060
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,346,338
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,578,253
5.625% 1/15/16	2,000,000	2,162,088
		75,318,948
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,243,943
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	919,000	955,187
Multi-Utilities - 1.8%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,687,334
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,282,412
2.5336% 9/30/66 (g)	13,401,000	12,382,470
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (c)	5,903,000	5,853,893
2% 11/15/18 (c)	4,545,000	4,480,652
6.5% 9/15/37	1,334,000	1,649,755
National Grid PLC 6.3% 8/1/16	4,181,000	4,667,300
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,694,589
5.25% 2/15/43	4,094,000	4,181,538
5.4% 7/15/14	3,885,000	3,937,436
5.45% 9/15/20	4,156,000	4,662,280
5.8% 2/1/42	2,085,000	2,245,155
5.95% 6/15/41	3,834,000	4,260,440
6.4% 3/15/18	3,266,000	3,768,144
PG&E Corp. 2.4% 3/1/19	600,000	596,275
Puget Energy, Inc. 6% 9/1/21	524,000	603,730
Sempra Energy:
2.3% 4/1/17	4,185,000	4,279,769
2.875% 10/1/22	1,723,000	1,631,960
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,468,780
		72,333,912
TOTAL UTILITIES		149,851,990
TOTAL NONCONVERTIBLE BONDS (Cost $1,283,852,949)		1,347,740,136
U.S. Treasury Obligations - 28.4%
	Principal Amount	Value
U.S. Treasury Bonds:
3.625% 8/15/43 (f)	$ 68,501,000	$ 69,335,890
3.625% 2/15/44	19,960,000	20,190,778
U.S. Treasury Notes:
0.5% 7/31/17	5,745,000	5,635,489
0.75% 2/28/18	98,100,000	95,869,795
0.875% 4/30/17	695,000	693,534
0.875% 1/31/18	63,538,000	62,515,419
1% 5/31/18	69,810,000	68,550,139
1.25% 10/31/18	231,238,000	227,606,862
1.375% 7/31/18	115,163,000	114,506,225
1.5% 12/31/18	57,607,000	57,192,921
1.5% 1/31/19	206,591,000	204,847,785
1.75% 5/15/23	28,620,000	26,515,972
1.875% 10/31/17 (e)	20,552,000	21,044,919
2.25% 3/31/21	143,127,000	142,634,929
2.75% 11/15/23	42,860,000	43,057,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,165,259,005)		1,160,198,199
U.S. Government Agency - Mortgage Securities - 25.6%

Fannie Mae - 15.7%
1.688% 5/1/34 (g)	1,027,934	1,059,867
1.75% 9/1/33 (g)	465,636	481,189
1.929% 10/1/33 (g)	33,395	34,467
1.94% 7/1/35 (g)	26,887	28,065
2.05% 3/1/35 (g)	11,697	12,055
2.057% 10/1/33 (g)	605,888	632,385
2.23% 7/1/34 (g)	42,162	44,406
2.303% 6/1/36 (g)	84,534	89,567
2.332% 3/1/35 (g)	44,927	47,644
2.362% 8/1/36 (g)	1,483,711	1,577,237
2.407% 7/1/35 (g)	73,872	78,628
2.412% 2/1/36 (g)	740,207	787,858
2.421% 10/1/33 (g)	60,161	63,753
2.457% 11/1/36 (g)	1,009,064	1,074,022
2.5% 1/1/28 to 1/1/43	28,467,606	27,940,328
2.5% 4/1/29 (d)	23,000,000	22,983,928
2.536% 6/1/42 (g)	695,945	713,021
2.57% 12/1/35 (g)	369,996	393,814
2.582% 5/1/35 (g)	168,938	179,840
2.643% 7/1/37 (g)	128,912	137,211
2.687% 5/1/36 (g)	304,833	324,456
2.688% 9/1/36 (g)	885,491	942,494
2.949% 11/1/40 (g)	430,414	448,000
2.959% 9/1/41 (g)	503,085	523,838
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 10/1/42 to 1/1/44	$ 124,587,565	$ 120,450,209
3.093% 10/1/41 (g)	260,492	271,667
3.224% 7/1/41 (g)	784,771	822,792
3.348% 10/1/41 (g)	459,194	481,988
3.5% 4/1/29 (d)	4,000,000	4,192,188
3.5% 1/1/34 to 11/1/43	104,982,858	105,091,089
3.5% 4/1/44 (d)	14,500,000	14,589,493
3.5% 4/1/44 (d)	14,500,000	14,589,493
3.545% 7/1/41 (g)	818,323	861,765
4% 9/1/26 to 6/1/43	79,326,184	82,713,284
4% 4/1/44 (d)	17,700,000	18,401,086
4% 4/1/44 (d)	17,600,000	18,297,125
4% 4/1/44 (d)	18,200,000	18,920,891
4% 4/1/44 (d)	12,100,000	12,579,274
4% 4/1/44 (d)	2,400,000	2,495,063
4% 4/1/44 (d)	9,800,000	10,188,172
4% 5/1/44 (d)	6,000,000	6,216,094
4% 5/1/44 (d)	5,600,000	5,801,687
4% 5/1/44 (d)	5,600,000	5,801,687
4.5% 5/1/25 to 11/1/41	29,518,722	31,606,022
4.5% 4/1/44 (d)	7,000,000	7,469,218
5% 9/1/20 to 2/1/42	6,049,208	6,569,673
5% 4/1/44 (d)	4,000,000	4,360,938
5% 4/1/44 (d)	2,000,000	2,180,469
5% 4/1/44 (d)	1,500,000	1,635,352
5% 4/1/44 (d)	4,000,000	4,360,938
5.5% 11/1/17 to 3/1/39	42,100,045	46,591,591
5.5% 4/1/44 (d)	7,200,000	7,943,625
6% 1/1/23 to 1/1/42	13,592,258	15,126,813
6.5% 12/1/14 to 8/1/36	5,557,687	6,140,641
7% 3/1/15 to 8/1/32	1,046,571	1,200,619
7.5% 7/1/16 to 11/1/31	941,233	1,098,189
8% 1/1/30 to 5/1/30	42,330	50,652
8.5% 3/1/25 to 6/1/25	605	723
TOTAL FANNIE MAE		639,698,583
Freddie Mac - 4.8%
2.012% 3/1/36 (g)	149,145	156,122
2.03% 4/1/35 (g)	712,539	745,762
2.373% 1/1/35 (g)	116,356	123,176
2.5% 8/1/28	8,225,360	8,233,107
2.785% 11/1/35 (g)	277,234	295,081
2.823% 3/1/33 (g)	7,652	8,145
3% 8/1/42 to 3/1/43	22,406,357	21,650,460
3.064% 10/1/35 (g)	114,276	121,651
3.23% 4/1/41 (g)	476,814	498,651
3.236% 9/1/41 (g)	458,341	479,582

	Principal Amount	Value
3.28% 6/1/41 (g)	$ 611,315	$ 640,179
3.465% 5/1/41 (g)	529,138	556,557
3.5% 1/1/26 to 10/1/43	78,560,315	78,649,413
3.622% 6/1/41 (g)	817,360	862,142
3.695% 5/1/41 (g)	757,900	799,104
4% 6/1/24 to 4/1/42	29,328,442	30,560,863
4.5% 7/1/25 to 10/1/41	27,678,297	29,604,973
4.5% 4/1/44 (d)	600,000	639,761
5% 1/1/35 to 9/1/40	15,625,412	17,050,970
5.5% 1/1/38	316,654	349,296
6% 4/1/32 to 8/1/37	2,263,245	2,514,863
7.5% 5/1/17 to 11/1/31	88,568	103,730
8% 7/1/17 to 5/1/27	5,506	6,404
8.5% 3/1/20 to 1/1/28	82,791	97,797
TOTAL FREDDIE MAC		194,747,789
Ginnie Mae - 5.1%
3% 4/1/44 (d)	8,790,000	8,645,102
3.5% 1/15/41 to 1/20/44	36,621,266	37,443,447
3.5% 4/1/44 (d)	11,400,000	11,634,235
4% 2/15/40 to 12/15/41	25,589,462	26,947,022
4% 4/1/44 (d)	18,300,000	19,238,501
4.5% 5/15/39 to 4/15/41	40,033,593	43,279,451
5% 3/15/39 to 6/20/41	39,976,912	43,884,139
5% 4/1/44 (d)	1,000,000	1,092,109
5.5% 6/15/35	1,639,184	1,838,768
6% 3/15/29 to 6/15/36	11,649,783	13,290,961
6.5% 10/15/34 to 11/15/35	244,450	279,106
7% 1/15/28 to 7/15/32	2,039,154	2,381,348
7.5% 4/15/22 to 10/15/28	479,268	558,269
8% 2/15/17 to 9/15/30	35,316	41,396
8.5% 12/15/16 to 3/15/30	6,906	7,758
TOTAL GINNIE MAE		210,561,612
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,048,103,469)		1,045,007,984
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6243% 4/25/35 (g)	234,160	209,570
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (c)(g)	2,346,326	1,325,674
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,764,725
Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,150,117
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2043% 12/25/33 (g)	$ 20,826	$ 18,867
Series 2004-R2 Class M3, 0.9793% 4/25/34 (g)	31,593	16,965
Series 2005-R2 Class M1, 0.6043% 4/25/35 (g)	337,632	334,176
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9343% 3/25/34 (g)	16,878	15,768
Series 2004-W11 Class M2, 1.2043% 11/25/34 (g)	198,000	180,657
Series 2004-W7 Class M1, 0.9793% 5/25/34 (g)	209,000	194,094
Series 2006-W4 Class A2C, 0.3143% 5/25/36 (g)	425,783	132,508
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9793% 4/25/34 (g)	702,935	661,127
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	4,260,000	4,281,613
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2943% 12/25/36 (g)	635,000	382,532
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (c)	617,420	619,531
Series 2013-2A Class A, 1.75% 11/15/17 (c)	3,268,973	3,283,121
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.408% 3/25/32 (MGIC Investment Corp. Insured) (g)	11,075	5,844
Series 2004-3 Class M4, 1.6093% 4/25/34 (g)	32,448	23,746
Series 2004-4 Class M2, 0.9493% 6/25/34 (g)	125,123	113,906
Series 2004-7 Class AF5, 5.37% 1/25/35	1,523,895	1,603,235
Fannie Mae Series 2004-T5 Class AB3, 0.8882% 5/28/35 (g)	13,702	12,679
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (g)	102,000	81,373
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9793% 3/25/34 (g)	3,878	3,532
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,255,917
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8893% 1/25/35 (g)	334,000	272,519
Class M4, 1.1743% 1/25/35 (g)	122,221	66,057

	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (c)(g)	$ 829,000	$ 712,044
GE Business Loan Trust Series 2003-1 Class A, 0.585% 4/15/31 (c)(g)	19,845	18,852
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	138,597	9,725
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7043% 9/25/46 (c)(g)	210,479	210,743
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4443% 8/25/33 (g)	183,083	171,343
Series 2003-5 Class A2, 0.8543% 12/25/33 (g)	11,595	10,850
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3443% 1/25/37 (g)	436,000	213,119
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2843% 11/25/36 (g)	373,765	368,687
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (g)	99,280	98,150
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4543% 5/25/37 (g)	152,322	1,243
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1293% 7/25/34 (g)	26,234	22,652
Series 2006-FM1 Class A2B, 0.2643% 4/25/37 (g)	217,328	208,993
Series 2006-OPT1 Class A1A, 0.6743% 6/25/35 (g)	381,235	363,593
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8343% 8/25/34 (g)	20,187	20,372
Series 2004-NC8 Class M6, 2.0293% 9/25/34 (g)	78,297	52,121
Series 2005-NC1 Class M1, 0.8143% 1/25/35 (g)	141,000	131,326
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6643% 9/25/35 (g)	503,000	425,661
Ocala Funding LLC Series 2006-1A Class A, 1.5568% 3/20/11 (b)(c)(g)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4043% 9/25/34 (g)	188,000	168,051
Class M4, 1.6043% 9/25/34 (g)	241,000	133,174
Series 2005-WCH1 Class M4, 0.9843% 1/25/36 (g)	520,000	431,673
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9543% 4/25/33 (g)	$ 1,796	$ 1,700
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (g)	352,072	312,195
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (g)	343,404	300,849
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8793% 9/25/34 (g)	17,814	12,441
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0143% 9/25/34 (g)	10,148	9,711
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (c)(g)	630,180	617,576
TOTAL ASSET-BACKED SECURITIES (Cost $34,729,739)		34,036,697
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.5%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7143% 1/25/35 (g)	487,843	482,674
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.2268% 12/20/54 (c)(g)	3,760,849	3,718,728
Class C2, 1.3568% 12/20/54 (c)(g)	2,117,000	2,046,081
Series 2006-2:
Class A4, 0.2368% 12/20/54 (g)	1,122,185	1,109,841
Class C1, 1.0968% 12/20/54 (g)	1,885,000	1,800,552
Series 2006-3:
Class A3, 0.2368% 12/20/54 (g)	540,341	534,398
Class A7, 0.3568% 12/20/54 (g)	587,374	581,559
Class C2, 1.1568% 12/20/54 (g)	396,000	379,645
Series 2006-4:
Class A4, 0.2568% 12/20/54 (g)	1,722,647	1,703,870
Class B1, 0.3368% 12/20/54 (g)	1,059,000	1,020,558
Class C1, 0.9168% 12/20/54 (g)	647,000	610,121
Class M1, 0.4968% 12/20/54 (g)	279,000	266,278

	Principal Amount	Value
Series 2007-1:
Class 1C1, 0.7568% 12/20/54 (g)	$ 654,000	$ 610,182
Class 1M1, 0.4568% 12/20/54 (g)	425,000	406,683
Class 2A1, 0.2968% 12/20/54 (g)	1,351,674	1,337,481
Class 2C1, 1.0168% 12/20/54 (g)	298,000	282,951
Class 2M1, 0.6568% 12/20/54 (g)	546,000	521,812
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (g)	757,000	718,772
Class 3A1, 0.3345% 12/17/54 (g)	241,133	238,770
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (g)	151,584	150,327
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3643% 5/25/47 (g)	191,835	144,823
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3243% 2/25/37 (g)	288,945	263,594
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4443% 7/25/35 (g)	505,555	482,586
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5044% 7/10/35 (c)(g)	104,288	96,232
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (g)	9,827	9,562
TOTAL PRIVATE SPONSOR		19,518,080
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4543% 5/25/35 (g)	590,993	590,397
Series 2006-50 Class BF, 0.5543% 6/25/36 (g)	779,996	781,276
Series 2006-82 Class F, 0.7243% 9/25/36 (g)	1,006,256	1,011,287
Series 2007-36 Class F, 0.3843% 4/25/37 (g)	921,681	915,850
Series 2011-37 Class FA, 0.6043% 5/25/41 (g)	2,774,828	2,785,606
Series 2011-40 Class DF, 0.6043% 5/25/41 (g)	2,133,498	2,143,904
Series 2013-62 Class FA, 0.4543% 6/25/43 (g)	3,983,472	3,936,216
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	674,247	731,941
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	$ 583,391	$ 654,619
Series 2002-9 Class PC, 6% 3/25/17	48,304	50,786
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	34,943	35,395
Series 2010-74 Class WF, 0.7543% 7/25/34 (g)	839,273	849,959
Series 2012-120 Class FE 0.4543% 2/25/39 (g)	1,759,841	1,748,372
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.575% 4/15/41 (g)	1,339,968	1,342,896
Series 3830 Class FD, 0.515% 3/15/41 (g)	4,004,256	4,021,395
planned amortization class Series 2500 Class TE, 5.5% 9/15/17	1,191,624	1,255,697
sequential payer Series 2011-3969 Class AF, 0.605% 10/15/33 (g)	1,792,857	1,802,378
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 0% 6/16/37 (g)(i)	69,109	125,998
TOTAL U.S. GOVERNMENT AGENCY		24,783,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,810,154)		44,302,052
Commercial Mortgage Securities - 7.3%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7191% 5/10/45 (g)	736,826	754,174
Series 2006-3 Class A4, 5.889% 7/10/44	3,654,090	3,951,825
Series 2006-5 Class A2, 5.317% 9/10/47	5,356,888	5,390,240
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	10,035,286	10,981,624
Series 2007-3 Class A3, 5.6176% 6/10/49 (g)	5,858,388	5,853,262
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	8,305,000	8,949,078

	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.5443% 1/25/36 (c)(g)	$ 531,388	$ 442,506
Class M1, 0.6043% 1/25/36 (c)(g)	111,185	62,045
Class M2, 0.6243% 1/25/36 (c)(g)	33,542	17,666
Class M3, 0.6543% 1/25/36 (c)(g)	48,760	25,090
Series 2007-1 Class A2, 0.4243% 3/25/37 (c)(g)	152,723	105,477
Series 2007-2A:
Class A1, 0.4243% 7/25/37 (c)(g)	157,795	129,544
Class A2, 0.4743% 7/25/37 (c)(g)	147,696	99,691
Class M2, 0.5643% 7/25/37 (c)(g)	82,053	12,711
Class M3, 0.6443% 7/25/37 (c)(g)	82,053	7,243
Class M4, 0.8043% 7/25/37 (c)(g)	56,577	2,242
Series 2007-3:
Class A2, 0.4443% 7/25/37 (c)(g)	212,165	148,200
Class M1, 0.4643% 7/25/37 (c)(g)	86,916	55,871
Class M2, 0.4943% 7/25/37 (c)(g)	91,374	52,057
Class M3, 0.5243% 7/25/37 (c)(g)	199,685	86,337
Class M4, 0.6543% 7/25/37 (c)(g)	315,573	76,235
Class M5, 0.7543% 7/25/37 (c)(g)	118,117	18,687
Class M6, 0.9543% 7/25/37 (c)(g)	27,307	188
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class E, 0.455% 3/15/22 (c)(g)	118,691	118,454
Class F, 0.505% 3/15/22 (c)(g)	468,000	453,960
Class G, 0.555% 3/15/22 (c)(g)	120,000	112,800
Class H, 0.705% 3/15/22 (c)(g)	147,000	132,300
Class J, 0.855% 3/15/22 (c)(g)	147,000	129,360
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(g)	177,276	171,727
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	5,279,124	5,380,589
Class A4, 5.322% 12/11/49	16,150,000	17,674,738
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (c)(g)	$ 44,103	$ 44,103
sequential payer Series 2006-C7 Class A1A, 5.7418% 6/10/46 (g)	8,690,124	9,432,434
Series 2004-LB4A Class A5, 4.84% 10/15/37	5,766,463	5,820,916
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	10,599	10,529
Series 2007-C3 Class A4, 5.6777% 6/15/39 (g)	2,384,734	2,596,709
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	3,034,710
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.6565% 9/15/34 (c)(g)(h)	12,789	2
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.325% 2/15/22 (c)(g)	332,647	331,715
0.425% 2/15/22 (c)(g)	234,000	232,413
Class F, 0.475% 2/15/22 (c)(g)	469,000	463,788
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,828,158
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,090,000	2,289,677
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (g)	2,082,661	2,263,673
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	68,097	68,118
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	920,000	1,003,604
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	890,000	899,993
Class DFX, 4.4065% 11/5/30 (c)	6,607,000	6,722,292
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.435% 11/15/18 (c)(g)	58,901	56,227
Class F, 0.485% 11/15/18 (c)(g)	88,352	84,120

	Principal Amount	Value
Class G, 0.515% 11/15/18 (c)(g)	$ 76,973	$ 73,094
Class H, 0.655% 11/15/18 (c)(g)	58,914	55,356
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	5,799,057	6,313,195
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,810,000	3,036,927
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	9,751,934	10,580,088
Series 2007-CB18 Class A4, 5.44% 6/12/47	870,000	955,081
Series 2007-CB19 Class A4, 5.7117% 2/12/49 (g)	4,967,639	5,502,668
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (g)	6,664,597	7,368,345
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,416,000	5,939,852
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (g)	8,035,000	8,754,317
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,274,018	17,059,627
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	745,000	116,000
Class ES, 5.8472% 1/15/49 (c)(g)	4,663,000	223,767
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.891% 7/15/44 (g)	3,733,000	4,169,145
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,560,000	13,784,952
Series 2007-C2 Class A3, 5.43% 2/15/40	959,837	1,057,680
Series 2007-C7 Class A3, 5.866% 9/15/45	4,494,121	5,077,714
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.555% 9/15/21 (c)(g)	37,593	37,366
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.841% 6/12/50 (g)	10,916,000	12,144,727
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	490,000	527,548
Series 2007-5 Class A4, 5.378% 8/12/48	2,493,412	2,697,580
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,266,794
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,143,946
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.7454% 6/12/50 (g)	$ 770,000	$ 31,855
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (c)(g)	113,478	70,498
Series 2007-XLFA:
Class D, 0.345% 10/15/20 (c)(g)	235,000	230,144
Class E, 0.405% 10/15/20 (c)(g)	294,000	286,455
Class F, 0.455% 10/15/20 (c)(g)	176,000	170,603
Class G, 0.495% 10/15/20 (c)(g)	218,000	209,135
Class H, 0.585% 10/15/20 (c)(g)	137,000	124,579
Class J, 0.735% 10/15/20 (c)(g)	79,407	40,445
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	1,082,020	1,088,924
Series 2007-HQ12 Class A2, 5.6138% 4/12/49 (g)	2,761,536	2,822,955
Series 2007-IQ14 Class B, 5.7296% 4/15/49 (g)	2,175,000	487,157
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,913,418	5,024,046
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (c)(g)	376,753	369,361
Class J, 0.755% 9/15/21 (c)(g)	139,000	122,373
Series 2007-WHL8 Class F, 0.635% 6/15/20 (c)(g)	1,046,000	963,196
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,759,469	4,082,279
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,361,716	3,666,220
Series 2007-C30 Class A5, 5.342% 12/15/43	13,901,000	15,228,860
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,226,141
Series 2007-C32 Class A3, 5.7499% 6/15/49 (g)	10,240,000	11,305,763
Series 2007-C33 Class A4, 5.9338% 2/15/51 (g)	5,735,000	6,283,432
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,234,101

	Principal Amount	Value
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	$ 4,650,351	$ 5,067,125
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	8,220,117	8,937,831
Series 2007-C31 Class C, 5.6724% 4/15/47 (g)	2,455,000	2,299,184
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $296,835,042)		297,837,533
Municipal Securities - 2.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,200,000	1,222,092
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,083,619
6.65% 3/1/22	4,360,000	5,243,641
7.3% 10/1/39	6,270,000	8,390,953
7.5% 4/1/34	5,055,000	6,818,184
7.6% 11/1/40	10,310,000	14,509,160
7.625% 3/1/40	1,675,000	2,338,082
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	934,912
Series 2010 C1, 7.781% 1/1/35	4,760,000	5,592,143
Series 2012 B, 5.432% 1/1/42	1,205,000	1,106,033
6.314% 1/1/44	5,300,000	5,403,880
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	20,780,000	20,508,405
Series 2010, 4.421% 1/1/15	2,850,000	2,926,551
Series 2010-1, 6.63% 2/1/35	3,720,000	4,108,368
Series 2010-3:
5.547% 4/1/19	120,000	130,988
6.725% 4/1/35	5,545,000	6,171,197
7.35% 7/1/35	2,580,000	3,011,763
Series 2011:
4.961% 3/1/16	365,000	389,930
5.365% 3/1/17	140,000	152,964
5.665% 3/1/18	3,680,000	4,070,779
5.877% 3/1/19	9,605,000	10,757,216
Series 2013:
2.69% 12/1/17	1,225,000	1,232,644
3.14% 12/1/18	1,270,000	1,268,146
TOTAL MUNICIPAL SECURITIES (Cost $104,762,647)		107,371,650
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	$ 4,235,000	$ 4,314,406
5.75% 9/26/23 (c)	3,877,000	4,051,465
Brazilian Federative Republic:
4.25% 1/7/25	4,015,000	3,884,513
5.625% 1/7/41	4,104,000	4,157,352
United Mexican States:
4% 10/2/23	9,396,000	9,489,960
4.75% 3/8/44	4,170,000	3,961,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,950,801)		29,859,196
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $492,976)	487,000	503,345
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $313,317,379)	313,317,379	313,317,379
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $4,319,114,161)		4,380,174,171
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(297,206,091)
NET ASSETS - 100%		$ 4,082,968,080
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/44	$ (800,000)	$ (772,562)
3.5% 4/1/44	(14,500,000)	(14,589,492)
3.5% 4/1/44	(14,500,000)	(14,589,492)
4% 4/1/44	(9,800,000)	(10,188,172)
4% 4/1/44	(26,500,000)	(27,549,649)
4% 4/1/44	(6,000,000)	(6,237,656)
4% 4/1/44	(5,600,000)	(5,821,813)
4% 4/1/44	(5,600,000)	(5,821,813)
4% 4/1/44	(12,100,000)	(12,579,274)
4% 4/1/44	(2,400,000)	(2,495,063)
4% 4/1/44	(9,800,000)	(10,188,172)
5% 4/1/44	(4,000,000)	(4,360,938)
5% 4/1/44	(4,000,000)	(4,360,938)
TOTAL FANNIE MAE		(119,555,034)
Ginnie Mae
4% 4/1/44	(10,400,000)	(10,933,356)
5% 4/1/44	(2,000,000)	(2,184,219)
TOTAL GINNIE MAE		(13,117,575)
TOTAL TBA SALE COMMITMENTS (Proceeds $132,776,367)		$ (132,672,609)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse /Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 90,076	$ (87,416)	$ 0	$ (87,416)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	156,479	(151,857)	0	(151,857)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(69,299)	0	(69,299)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	66,390	(14,836)	0	(14,836)
TOTAL CREDIT DEFAULT SWAPS						$ (323,408)	$ 0	$ (323,408)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,387,586 or 4.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,517,544.

(f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $276,327.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,563
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,347,740,136	$ -	$ 1,347,740,136	$ -
U.S. Government and Government Agency Obligations	1,160,198,199	-	1,160,198,199	-
U.S. Government Agency - Mortgage Securities	1,045,007,984	-	1,045,007,984	-
Asset-Backed Securities	34,036,697	-	31,859,895	2,176,802
Collateralized Mortgage Obligations	44,302,052	-	44,205,820	96,232
Commercial Mortgage Securities	297,837,533	-	297,837,533	-
Municipal Securities	107,371,650	-	107,371,650	-
Foreign Government and Government Agency Obligations	29,859,196	-	29,859,196	-
Bank Notes	503,345	-	503,345	-
Money Market Funds	313,317,379	313,317,379	-	-
Total Investments in Securities:	$ 4,380,174,171	$ 313,317,379	$ 4,064,583,758	$ 2,273,034
Derivative Instruments:
Liabilities
Swaps	$ (323,408)	$ -	$ (323,408)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (132,672,609)	$ -	$ (132,672,609)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $4,315,888,466. Net unrealized appreciation aggregated $64,285,705, of which $108,284,420 related to appreciated investment securities and $43,998,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014